LEASE - Minimum future lease payments (Details) - USD ($)	Sep. 30, 2024	Oct. 01, 2023	Sep. 30, 2023
Minimum future lease payments
For year ended September 30, 2025	$ 13,256
Total	13,256
Less: present value discount	(134)
Total operating lease liabilities	$ 13,122	$ 88,072	$ 54,356